John Hancock
Small Cap Dynamic Growth Fund
(formerly known as John Hancock Small Cap Growth Fund)
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 95.1%		$432,472,599
(Cost $344,214,945)
Consumer discretionary 12.4%		56,178,512
Automobile components 3.4%
Modine Manufacturing Company (A)	151,065	15,245,480
Diversified consumer services 0.5%
Duolingo, Inc. (A)	12,145	2,324,553
Hotels, restaurants and leisure 5.3%
Texas Roadhouse, Inc.	62,770	10,838,496
Wingstop, Inc.	24,120	8,891,838
Wyndham Hotels & Resorts, Inc.	64,400	4,556,944
Household durables 3.2%
Dream Finders Homes, Inc., Class A (A)	131,040	3,722,846
Installed Building Products, Inc.	50,030	10,598,355
Consumer staples 5.2%		23,525,968
Consumer staples distribution and retail 3.7%
Casey’s General Stores, Inc.	29,690	9,850,548
Sprouts Farmers Market, Inc. (A)	88,880	7,019,742
Personal care products 1.5%
e.l.f. Beauty, Inc. (A)	35,609	6,655,678
Energy 2.5%		11,408,736
Energy equipment and services 0.8%
Cactus, Inc., Class A	74,925	3,847,399
Oil, gas and consumable fuels 1.7%
Matador Resources Company	119,170	7,561,337
Financials 8.1%		36,755,850
Capital markets 5.2%
Hamilton Lane, Inc., Class A	94,290	11,832,452
Stifel Financial Corp.	148,100	11,988,695
Consumer finance 1.8%
FirstCash Holdings, Inc.	68,560	8,084,595
Insurance 1.1%
Kinsale Capital Group, Inc.	12,643	4,850,108
Health care 12.7%		57,958,616
Biotechnology 2.5%
Blueprint Medicines Corp. (A)	35,640	3,762,158
Insmed, Inc. (A)	73,369	4,038,963
Syndax Pharmaceuticals, Inc. (A)	68,360	1,317,297
United Therapeutics Corp. (A)	9,165	2,521,566
Health care equipment and supplies 3.5%
Merit Medical Systems, Inc. (A)	99,170	8,047,646
TransMedics Group, Inc. (A)	58,345	7,958,258
Health care providers and services 4.0%
Option Care Health, Inc. (A)	151,160	4,507,591
The Ensign Group, Inc.	114,215	13,847,427
Life sciences tools and services 1.8%
Fortrea Holdings, Inc. (A)	146,430	3,717,858
Repligen Corp. (A)	28,745	4,285,592
2	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 0.9%
Intra-Cellular Therapies, Inc. (A)	43,050	$2,894,682
Supernus Pharmaceuticals, Inc. (A)	39,070	1,059,578
Industrials 27.9%		126,932,579
Aerospace and defense 4.0%
AeroVironment, Inc. (A)	77,650	15,696,948
Cadre Holdings, Inc.	80,700	2,650,188
Building products 3.0%
Simpson Manufacturing Company, Inc.	40,820	6,772,854
The AZEK Company, Inc. (A)	144,850	6,947,006
Commercial services and supplies 0.7%
ACV Auctions, Inc., Class A (A)	185,000	3,302,250
Construction and engineering 1.0%
MYR Group, Inc. (A)	29,080	4,509,145
Machinery 9.6%
Crane Company	104,650	15,601,222
Federal Signal Corp.	147,325	13,556,847
RBC Bearings, Inc. (A)	21,114	6,234,542
SPX Technologies, Inc. (A)	60,100	8,379,142
Professional services 5.4%
Exponent, Inc.	50,975	4,848,742
FTI Consulting, Inc. (A)	29,484	6,333,163
Parsons Corp. (A)	171,985	13,096,658
Trading companies and distributors 4.2%
FTAI Aviation, Ltd.	225,378	19,003,872
Information technology 26.3%		119,712,338
Electronic equipment, instruments and components 3.6%
Badger Meter, Inc.	41,325	7,974,072
Crane NXT Company	65,375	4,133,008
Novanta, Inc. (A)	26,585	4,311,024
Semiconductors and semiconductor equipment 8.3%
Camtek, Ltd.	88,635	9,077,110
Nova, Ltd. (A)	84,980	17,731,077
Rambus, Inc. (A)	201,915	11,157,823
Software 13.3%
Agilysys, Inc. (A)	30,570	2,918,518
Altair Engineering, Inc., Class A (A)	52,935	4,622,814
Clearwater Analytics Holdings, Inc., Class A (A)	300,600	5,705,388
PROS Holdings, Inc. (A)	156,470	4,612,736
Q2 Holdings, Inc. (A)	197,295	11,999,482
SPS Commerce, Inc. (A)	57,420	10,800,128
Varonis Systems, Inc. (A)	111,213	4,777,710
Vertex, Inc., Class A (A)	293,520	9,700,836
Zeta Global Holdings Corp., Class A (A)	329,695	5,383,919
Technology hardware, storage and peripherals 1.1%

Super Micro Computer, Inc. (A)	6,127	4,806,693

Exchange-traded funds 3.0%		$13,576,430
(Cost $12,096,658)
iShares Russell 2000 Growth ETF	51,500	13,576,430

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.4%			$6,137,846
(Cost $6,137,846)
Short-term funds 1.4%			6,137,846
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2383(B)	6,137,846	6,137,846

Total investments (Cost $362,449,449) 99.5%	$452,186,875
Other assets and liabilities, net 0.5%	2,486,008
Total net assets 100.0%	$454,672,883

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-24.
4	JOHN HANCOCK SMALL CAP DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$10,592,474	$23,234,141	$(33,826,733)	$2,174	$(2,056)	—	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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